Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Accrued Expenses and Other Current Liabilities

Note 8  — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020

Employee-related accruals	$26,933	$13,409
Homeowner reserves	6,120	4,962
Warrant derivative liabilities	16,833	6,516
Current portion of acquisition liabilities	26,135	10,460
Other current liabilities	9,904	8,675
Total accrued expenses and other current liabilities	$85,925	$44,022

Note 8 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Employee-related accruals	$13,409	$14,559
Homeowner reserves	4,962	4,738
Warrant derivative liabilities	6,516	3,950
Current portion of acquisition liabilities	10,460	9,920
Other current liabilities	8,675	6,152
Total accrued expenses and other current liabilities	$44,022	$39,319